Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Total trading assets	¥ 4,585,915	¥ 3,736,296
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	4,229,845	3,489,258
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 356,070	¥ 247,038